Capital Management	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management
18.	CAPITAL MANAGEMENT
The Company considers its capital structure to consist of debt, share capital, share-based payments reserve, and net of deficit. The Company manages its capital structure and makes adjustments to it, in order to have the funds available to support the acquisition, exploration and development of mineral properties and ongoing operations (Note 1). The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.
The declaration and payment of dividends on the Company’s common shares and the amount thereof are at the discretion of the Board of Directors, which takes into account the Company’s financial results, capital requirements, available cash flow, future prospects of the Company’s business and other factors considered relevant from time to time
, as well as the Dunebridge RCF terms (Note 10).
Management reviews its capital management approach on an ongoing basis.
The Company’s capital is summarized as follows:

	December 31,	December 31,

	2021	2020

Secured notes payable	$ 375,517	$ 374,706

Dunebridge revolving credit facility	-	31,813

Share capital	631,717	631,498

Share-based payments reserve	7,469	6,820

Deficit	(289,785)	(565,952)

	$ 724,918	$ 478,885